Investments in and Advances to Unconsolidated Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 HCP Ventures II	Jan. 14, 2011 HCP Ventures II Property
Acquisition
Percentage of interest acquired				65.00%
Number of senior housing facilities				25
Calculation of the HCP Ventures II purchase consideration and total purchase price
Cash paid for HCP Ventures II's partnership interest	$ 113,830	$ 211,952		$ 135,550
Fair value of HCP's 35% interest in HCP Ventures II (carrying value of $65,223 at closing)				72,992
Investments in and advances to unconsolidated joint ventures	224,052	195,847		65,223
Total purchase consideration				208,542
Estimated fees and costs
Legal, accounting and other fees and costs				150
Debt assumption fees				500
Total estimated fees and costs				650
Gain on consolidation of joint venture	7,769		8,000
Assets acquired
Buildings and improvements				683,033
Land				80,180
Cash				2,585
Restricted cash				1,861
Intangible assets				78,293
Total assets acquired				845,952
Liabilities assumed
Mortgage debt	635,182			635,182
Other liabilities				2,228
Total liabilities assumed				637,410
Net assets acquired				$ 208,542